SCHEDULE OF RESTRUCTURING COSTS PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Restructuring cost payable, beginning	$ 301,645
Restructuring costs incurred		1,004,033
Restructuring costs	(301,645)	(572,628)
Restructuring costs reversed		(129,760)
Restructuring cost payable, ending		$ 301,645